DEFERRED TAX ASSETS AND INCOME TAXES	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
DEFERRED TAX ASSETS AND INCOME TAXES
10.           DEFERRED TAX ASSETS AND INCOME TAXES

The Company was incorporated in the British Virgin Islands and, under the current laws of the British Virgin Islands, is not subject to tax on income or on capital gains.

Jinpan USA, a wholly-owned subsidiary of the Company, is incorporated in the State of New York.  Jinpan USA is subject to federal tax and state tax in the United States.

In accordance with the relevant PRC income tax laws, Hainan Jinpan’s applicable tax rate is 25%, however, in 2008, 2011 and 2014, Hainan Jinpan was recognized as a High and New Technology Enterprise by the PRC government and was approved for a preferential tax rate of 15% for three years commencing from January 1, 2008. Hainan Jinpan extended its status as  High and New Technology Enterprise  in 2014 and is entitled to a 15% tax rate for another three years commencing from January 2014.

Jinpan China is subject to a 12.5% tax rate in the year 2012. Jinpan China is subject to applicable tax rate of 25% in the year 2013 and 2014 in accordance with PRC income tax law.

Shanghai Jinpan is subject to a corporate income tax rate of 25% in 2012. In 2012, however,  Shanghai Jinpan was granted as High and New Technology Enterprise  and was approved for a preferential tax rate of 15% for three years from 2012 to 2014.
Guilin JFT’s  tax rate was 25% in  2012. In 2013, Guilin JFT was approved from tax authority for a 15% preferential tax rate  from 2013 to 2020 according  to the tax policy that encouraging companies set up operation in Western Region of China.

Pretax income for the years ended December 31, 2014, 2013 and 2012 was taxed in the following jurisdictions with the exception of the British Virgin Islands, which is tax exempt:

	2014	2014	2013	2012

	US$	RMB	RMB	RMB
	(In thousands)

British Virgin Islands	(2,446)	(14,939)	(5,886)	(6,592)
United States of America	(300)	(1,833)	(528)	3,171
The People’s Republic of China	21,052	128,581	125,614	106,277

	18,306	111,809	119,200	102,856

Significant components of the provision for income taxes attributable to income before taxes are as follows:

	2014	2014	2013	2012
	US$	RMB	RMB	RMB
	(In thousands)
Current
Non-US	(3,221)	(19,673)	(21,066)	(15,058)
US	-	-	(12)	(1,358)
Deferred US	-	-	-	-
Non-US	429	2,622	4,499	2,053
	(2,792)	(17,051)	(16,579)	(14,363)

Deferred tax assets and deferred tax liabilities of the Group at December 31, 2013 and 2012 were as follows:

	2014	2014	2013
	US$	RMB	RMB
	(In thousands)
Deferred tax assets-China
Current
Allowance for doubtful accounts	1,864	11,402	9,785
Inventories	387	2,370	1,562
Deferred expenses	264	1,616	1,573
	2,515	15,388	12,920
Non-Current
Depreciation	59	362	208
Total deferred tax assets-China	2,574	15,750	13,128
Deferred tax assets-USA	-		-
Total deferred Tax assets	2,574	15,750	13,128

Deferred tax liabilities-China	-		-
Deferred tax liabilities-USA
Current
Depreciation	-	-	-
Non-Current	-	-	-
Total deferred tax liabilities	-	-	-

Net deferred tax assets	2,574	15,750	13,128

Based on available evidence, management believes it is more-likely-than-not that the net deferred tax assets will be fully realized. Accordingly, the Group did not provide a valuation allowance against its net deferred tax assets at December 31, 2014. At December 31, 2014, the Group has approximately RMB 1.2 million (US$0.2 million) net operating loss carry forward.

The reconciliation of income tax computed using the PRC statutory rate of 25% in 2014, 2013 and 2012 to actual income tax expense is as follows:

	2014	2014	2013	2012
	US$	RMB	RMB	RMB
	(In thousands)
Computed expected income tax	4,586	28,012	25,070	25,655
Impact of tax holiday and benefit of companies in China	(1,794)	(10,961)	(9,094)	(11,858)
Effect of difference between the PRC and USA tax rate		-	603	566
	2,792	17,051	16,579	14,363

Under ASC 740, the Group recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more-likely-than-not sustain the position following an audit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority.  We evaluated the Company’s overall tax positions and determined there were no material unrecognized tax benefits and there have been no material changes in unrecognized benefits since January 1, 2007. We have not filed 2014 US federal and state tax returns as of the date of this report.